CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 94	$ 1,152	$ 197
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	398	380	373
Provision for doubtful accounts	717	727	684
Net gain on sales of investments	0	0	(15)
Deferred income tax expense (benefit)	81	(952)	20
Stock-based compensation expense	24	22	23
Impairment of long-lived assets and goodwill, and restructuring charges, net	20	10	27
Litigation and investigation costs	55	12	31
Loss (gain) from early extinguishment of debt	117	57	(97)
Fair market value adjustments related to interest rate swap and LIBOR cap agreements	0	3	(1)
Amortization of debt discount and debt issuance costs	30	31	27
Pre-tax loss (gain) from discontinued operations	41	(10)	9
Other items, net	(13)	(5)	6
Changes in cash from operating assets and liabilities:
Accounts receivable	(850)	(731)	(635)
Inventories and other current assets	(35)	(15)	(24)
Income taxes	(63)	3	(78)
Accounts payable, accrued expenses and other current liabilities	(32)	(87)	15
Other long-term liabilities	(5)	(58)	(13)
Payments against reserves for restructuring charges and litigation costs and settlements	(44)	(83)	(192)
Net cash provided by (used in) operating activities from discontinued operations, excluding income taxes	(38)	16	68
Net cash provided by operating activities	497	472	425
Cash flows from investing activities:
Purchases of property and equipment - continuing operations	(467)	(433)	(387)
Construction of new and replacement hospitals	0	(13)	(58)
Purchases of property and equipment - discontinued operations	(8)	(30)	(11)
Purchases of businesses or joint venture interests	(84)	(65)	0
Proceeds from sales of facilities and other assets - discontinued operations	0	19	221
Proceeds from sales of marketable securities, long-term investments and other assets	59	84	67
Purchases of marketable securities	0	0	(17)
Distributions received from investments in Reserve Yield Plus Fund	0	1	12
Proceeds from hospital authority bonds	0	0	49
Release of escrow funds	0	15	0
Other items, net	(3)	2	(1)
Net cash used in investing activities	(503)	(420)	(125)
Cash flows from financing activities:
Repayments of borrowings under credit facility	(365)	0	0
Proceeds from borrowings under credit facility	445	0	0
Repayments of borrowings	(843)	(886)	(1,291)
Proceeds from borrowings	900	601	885
Deferred debt issuance costs	(21)	(27)	(46)
Repurchases of common stock	(374)	0	0
Proceeds from issuance of mandatory convertible preferred stock	0	0	334
Cash dividends on preferred stock	(24)	(24)	0
Distributions paid to noncontrolling interests	(10)	(8)	(7)
Other items, net	6	7	8
Net cash used in financing activities	(286)	(337)	(117)
Net increase (decrease) in cash and cash equivalents	(292)	(285)	183
Cash and cash equivalents at beginning of period	405	690	507
Cash and cash equivalents at end of period	113	405	690
Supplemental disclosures:
Interest paid, net of capitalized interest	(347)	(402)	(439)
Proceeds from interest rate swap agreement	30	0	39
Income tax (payments) refunds, net	$ (10)	$ 34	$ (43)